FRC Founders Index FundSM
Schedule of Investments (Unaudited)
June 30, 2022

Security	Shares	Value
Common Stocks ― 100.4%
Communication Services ― 5.0%
Alphabet, Inc. - Class A*	26	$56,661
Alphabet, Inc. - Class C*	26	56,874
Bandwidth, Inc. - Class A*	2,216	41,705
Cardlytics, Inc.*	1,380	30,788
Cargurus, Inc.*	1,519	32,643
Cars.com, Inc.*	5,078	47,885
Cinemark Holdings, Inc.*	3,825	57,451
Cogent Communications Holdings, Inc.	981	59,605
DISH Network Corp. - Class A*	1,962	35,179
EchoStar Corp. - Class A*	2,555	49,311
Eventbrite, Inc. - Class A*	4,869	50,005
EverQuote, Inc. - Class A*	4,317	38,162
Meta Platforms, Inc. - Class A*	310	49,987
fuboTV, Inc.*	11,709	28,921
MediaAlpha, Inc. - Class A*	4,136	40,740
Netflix, Inc.*	191	33,400
Nexstar Media Group, Inc. - Class A	383	62,383
Pinterest, Inc. - Class A*	2,938	53,354
Playtika Holding Corp.*	3,325	44,023
QuinStreet, Inc.*	5,761	57,956
Roku, Inc.*	585	48,052
Skillz, Inc.*	11,661	14,460
Spotify Technology SA*	478	44,851
TechTarget, Inc.*	878	57,702
TripAdvisor, Inc.*	2,427	43,201
United States Cellular Corp.*	2,015	58,354
World Wrestling Entertainment, Inc. - Class A	1,085	67,802
Yelp, Inc.*	1,894	52,596
Total Communication Services		1,314,051

Consumer Discretionary ― 8.1%
1-800-Flowers.com, Inc. - Class A*	4,859	46,209
2U, Inc.*	5,499	57,575
Accel Entertainment, Inc.*	5,188	55,097
Amazon.com, Inc.*	420	44,608
Boyd Gaming Corp.	1,045	51,989
CarMax, Inc.*	709	64,150
Carvana Co.*	641	14,474
Century Communities, Inc.	1,281	57,607
Cheesecake Factory, Inc./The	1,771	46,790
Coursera, Inc.*	2,919	41,391
DoorDash, Inc. - Class A*	596	38,245
Dorman Products, Inc.*	693	76,029
DR Horton, Inc.	898	59,439
DraftKings, Inc. - Class A*	3,948	46,073
Fisker, Inc.*	5,242	44,924
Five Below, Inc.*	363	41,175
GoPro, Inc. - Class A*	7,441	41,149
Green Brick Partners, Inc.*	3,418	66,890
GrowGeneration Corp.*	8,433	30,274
iRobot Corp.*	1,202	44,173
LGI Homes, Inc.*	723	62,829
Lithia Motors, Inc.	224	61,557
Lovesac Co/The*	1,382	38,005

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares
Consumer Discretionary ― 8.1% (Continued)
MDC Holdings, Inc.	1,788	$57,770
Meritage Homes Corp.*	800	58,000
Peloton Interactive, Inc. - Class A*	2,727	25,034
Porch Group, Inc.*	12,238	31,329
QuantumScape Corp.*	3,575	30,709
Quotient Technology, Inc.*	10,815	32,121
Ralph Lauren Corp.	600	53,790
RealReal Inc/The*	10,157	25,291
Revolve Group, Inc.*	1,207	31,273
Shake Shack, Inc. - Class A*	1,050	41,454
Shutterstock, Inc.	799	45,791
Skechers USA, Inc. - Class A*	1,637	58,244
Sonic Automotive, Inc. - Class A	1,502	55,018
Stitch Fix, Inc. - Class A*	6,719	33,192
Tempur Sealy International, Inc.	2,275	48,617
Tesla, Inc.*	66	44,446
Under Armour, Inc. - Class A*	4,054	33,770
Under Armour, Inc. - Class C*	4,375	33,163
Urban Outfitters, Inc.*	2,498	46,613
Vuzix Corp.*	11,794	83,737
Wayfair, Inc. - Class A*	602	26,223
XPEL, Inc.*	1,396	64,118
Zumiez, Inc.*	1,653	42,978
Total Consumer Discretionary		2,133,333

Consumer Staples ― 3.6%
AppHarvest, Inc.*	13,852	48,343
Beyond Meat, Inc.*	1,514	36,245
Boston Beer Co., Inc./The - Class A*	178	53,929
Central Garden & Pet Co.*	1,438	61,000
Central Garden & Pet Co. - Class A*	1,533	61,335
Chefs' Warehouse, Inc./The*	1,964	76,380
Coty, Inc. - Class A*	7,606	60,924
Freshpet, Inc.*	577	29,941
Inter Parfums, Inc.	758	55,379
J & J Snack Foods Corp.	417	58,238
Mission Produce, Inc.*	4,943	70,438
National Beverage Corp. *	1,375	67,293
Nu Skin Enterprises, Inc. - Class A	1,270	54,991
PriceSmart, Inc.	795	56,946
Tattooed Chef, Inc.*	6,242	39,325
United Natural Foods, Inc.*	1,471	57,957
USANA Health Sciences, Inc.*	793	57,381
Total Consumer Staples		946,045

Energy ― 2.5%
Antero Resources Corp.*	1,845	56,549
Brigham Minerals, Inc. - Class A	2,331	57,413
Clean Energy Fuels Corp.*	9,017	40,396
Continental Resources, Inc./OK	996	65,089
Gevo, Inc.*	11,960	28,106
Kinder Morgan, Inc.	3,361	56,330
Matador Resources Co.	1,138	53,019
New Fortress Energy, Inc.	1,464	57,931
Oasis Petroleum, Inc.	431	52,431
Pioneer Natural Resources Co.	256	57,108

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Energy ― 2.5% (Continued)
Scorpio Tankers, Inc.	2,868	$98,975
Talos Energy, Inc.*	3,263	50,479
Total Energy		673,826

Financials ― 11.6%
Aflac, Inc.	997	55,164
American Financial Group, Inc./OH	444	61,632
AMERISAFE, Inc.	1,399	72,762
Apollo Global Management, Inc.	1,132	54,879
Ares Management Corp. - Class A	842	47,876
BankUnited, Inc.	1,543	54,884
BlackRock, Inc.	95	57,859
Blackstone, Inc.	576	52,548
BRP Group, Inc. - Class A*	2,797	67,548
Capital One Financial Corp.	491	51,157
Carlyle Group, Inc./The	1,524	48,250
Charles Schwab Corp./The	787	49,723
Cohen & Steers, Inc.	789	50,173
Enstar Group Ltd.*	258	55,207
Essent Group Ltd.	1,562	60,762
Evercore, Inc. - Class A	613	57,383
Fidelity National Financial, Inc.	1,543	57,029
First Foundation, Inc.	2,805	57,446
Focus Financial Partners, Inc. - Class A*	1,519	51,737
GoHealth, Inc. - Class A*	14,778	8,836
Goosehead Insurance, Inc. - Class A	996	45,487
Home BancShares, Inc./AR	2,945	61,168
Independent Bank Group, Inc.	930	63,156
Interactive Brokers Group, Inc. - Class A	997	54,845
Intercontinental Exchange, Inc.	523	49,183
Kinsale Capital Group, Inc.	281	64,529
KKR & Co, Inc.	1,178	54,530
Ladder Capital Corp.	5,175	54,544
Lemonade, Inc.*	2,739	50,014
LendingTree, Inc.*	625	27,387
Live Oak Bancshares, Inc.	1,386	46,972
MarketAxess Holdings, Inc.	245	62,722
Merchants Bancorp/IN	2,537	57,514
Mercury General Corp.	1,215	53,824
Moelis & Co. - Class A	1,442	56,743
Morningstar, Inc.	238	57,556
Nelnet, Inc. - Class A	765	65,216
Open Lending Corp. - Class A*	4,126	42,209
Palomar Holdings, Inc.*	1,087	70,003
Pinnacle Financial Partners, Inc.	767	55,462
PRA Group, Inc.*	1,456	52,940
Preferred Bank/Los Angeles CA	919	62,510
Redwood Trust, Inc.	6,712	51,750
Rocket Cos, Inc. - Class A	6,933	51,027
SEI Investments Co.	1,130	61,043
ServisFirst Bancshares, Inc.	783	61,794
Signature Bank/New York NY	245	43,906
StepStone Group, Inc. - Class A	2,301	59,895
Tradeweb Markets, Inc. - Class A	760	51,870
Triumph Bancorp, Inc.*	859	53,739
Trupanion, Inc.*	803	48,389
Upstart Holdings, Inc.*	788	24,917
Veritex Holdings, Inc.	1,882	55,067
Virtu Financial, Inc. - Class A	1,753	41,038
W R Berkley Corp.	954	65,120

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Financials ― 11.6% (Continued)
Wintrust Financial Corp.	735	$58,910
WisdomTree Investments, Inc.	10,655	54,021
Total Financials		3,063,855

Health Care ― 31.2%
10X Genomics, Inc. - Class A*	1,003	45,386
Aclaris Therapeutics, Inc.*	3,827	53,425
Adaptive Biotechnologies Corp.*	6,017	48,678
Aerie Pharmaceuticals, Inc.*	7,107	53,302
Akero Therapeutics, Inc.*	5,280	49,896
Alector, Inc.*	5,679	57,699
Allogene Therapeutics, Inc.*	7,891	89,957
Allovir, Inc.*	11,503	44,862
Alnylam Pharmaceuticals, Inc.*	389	56,736
ALX Oncology Holdings, Inc.*	4,066	32,894
American Well Corp. - Class A*	15,179	65,573
Amicus Therapeutics, Inc.*	7,949	85,372
Amphastar Pharmaceuticals, Inc.*	1,567	54,516
Anavex Life Sciences Corp.*	5,865	58,709
Apellis Pharmaceuticals, Inc.*	1,233	55,756
Applied Molecular Transport, Inc.*	12,741	37,076
Applied Therapeutics, Inc.*	17,876	16,950
Arcus Biosciences, Inc.*	2,036	51,592
Arcutis Biotherapeutics, Inc.*	3,096	65,976
Atea Pharmaceuticals, Inc.*	9,879	70,141
Avidity Biosciences, Inc.*	3,573	51,916
Axonics, Inc.*	1,020	57,803
Axsome Therapeutics, Inc.*	1,766	67,638
Berkeley Lights, Inc.*	10,960	54,471
BioAtla, Inc.*	5,577	15,894
BioLife Solutions, Inc.*	3,843	53,072
Bioxcel Therapeutics, Inc.*	4,179	55,163
Black Diamond Therapeutics, Inc.*	16,611	40,863
Blueprint Medicines Corp.*	957	48,338
Bridgebio Pharma, Inc.*	5,929	53,835
Butterfly Network, Inc.*	10,419	31,986
C4 Therapeutics, Inc.*	7,274	54,846
Cara Therapeutics, Inc.*	4,704	42,948
Cassava Sciences, Inc.*	2,480	69,738
Castle Biosciences, Inc.*	2,510	55,094
Celldex Therapeutics, Inc.*	1,817	48,986
Cerus Corp.*	13,479	71,304
ChemoCentryx, Inc.*	3,022	74,885
Coherus Biosciences, Inc.*	5,792	41,934
Corcept Therapeutics, Inc.*	2,658	63,207
CorVel Corp.*	364	53,606
Cue Biopharma, Inc.*	7,079	17,627
Cullinan Oncology, Inc.*	5,813	74,523
Danaher Corp.	235	59,577
Deciphera Pharmaceuticals, Inc.*	6,230	81,924
Denali Therapeutics, Inc.*	2,162	63,628
Design Therapeutics, Inc.*	4,272	59,808
Dyne Therapeutics, Inc.*	6,796	46,689

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Health Care ― 31.2% (Continued)
Eagle Pharmaceuticals, Inc./DE*	1,291	$57,359
Eargo, Inc.*	16,143	12,138
Edgewise Therapeutics, Inc.*	7,466	59,429
Emergent BioSolutions, Inc.*	1,573	48,826
Enovis Corp.*	941	51,755
Ensign Group, Inc./The	763	56,058
Evolent Health, Inc. - Class A*	2,147	65,934
Exelixis, Inc.*	2,820	58,712
Fate Therapeutics, Inc.*	1,724	42,721
FibroGen, Inc.*	5,508	58,164
Frequency Therapeutics, Inc.*	13,703	20,554
Generation Bio Co.*	6,919	45,389
Globus Medical, Inc. - Class A*	840	47,158
Gossamer Bio, Inc.*	7,356	61,570
Guardant Health, Inc.*	904	36,467
HealthStream, Inc.*	3,272	71,035
Hologic, Inc.*	853	59,113
ImmunityBio, Inc.*	12,892	47,958
Inhibrx, Inc.*	3,554	40,338
Inspire Medical Systems, Inc.*	265	48,408
Intra-Cellular Therapies, Inc.*	1,013	57,822
Invitae Corp.*	10,016	24,439
Ionis Pharmaceuticals, Inc.*	1,589	58,825
Jazz Pharmaceuticals Plc*	389	60,688
Karuna Therapeutics, Inc.*	473	59,839
Kiniksa Pharmaceuticals Ltd. - Class A*	5,797	56,173
Kodiak Sciences, Inc.*	9,381	71,671
Krystal Biotech, Inc.*	898	58,963
Kura Oncology, Inc.*	4,036	73,980
Kymera Therapeutics, Inc.*	1,711	33,690
LHC Group, Inc.*	390	60,739
MacroGenics, Inc.*	7,561	22,305
Madrigal Pharmaceuticals, Inc.*	819	58,624
Maravai LifeSciences Holdings, Inc. - Class A*	1,811	51,450
Masimo Corp.*	483	63,114
Medpace Holdings, Inc.*	412	61,664
Merit Medical Systems, Inc.*	946	51,339
Moderna, Inc.*	393	56,140
Morphic Holding, Inc.*	1,523	33,049
Natera, Inc.*	1,647	58,370
National Research Corp.	1,671	63,966
Neurocrine Biosciences, Inc.*	656	63,947
NGM Biopharmaceuticals, Inc.*	4,228	54,203
Nkarta, Inc.*	7,407	91,254
Nuvation Bio, Inc.*	11,816	38,284
Oak Street Health, Inc.*	2,514	41,330
Ocugen, Inc.*	7,926	17,992
Olema Pharmaceuticals, Inc.*	10,528	42,849
Omeros Corp.*	12,666	34,831
Omnicell, Inc.*	543	61,766
ORIC Pharmaceuticals, Inc.*	7,007	31,391
Pacific Biosciences of California, Inc.*	8,635	38,167
Penumbra, Inc.*	329	40,967
Personalis, Inc.*	9,435	32,551
PetIQ, Inc.*	2,838	47,650
Phathom Pharmaceuticals, Inc.*	4,417	37,279
Phreesia, Inc.*	2,356	58,924

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Health Care ― 31.2% (Continued)
PMV Pharmaceuticals, Inc.*	3,419	$48,721
Precigen, Inc.*	13,577	18,193
Prelude Therapeutics, Inc.*	10,887	56,830
Protagonist Therapeutics, Inc.*	3,263	25,810
Provention Bio, Inc.*	10,063	40,252
PTC Therapeutics, Inc.*	1,463	58,608
QIAGEN NV*	1,388	65,514
Quanterix Corp.*	2,518	40,766
RadNet, Inc.*	3,132	54,121
Reata Pharmaceuticals, Inc. - Class A*	1,909	58,014
Recursion Pharmaceuticals, Inc. - Class A*	8,727	71,038
Regeneron Pharmaceuticals, Inc.*	89	52,611
REGENXBIO, Inc.*	2,133	52,685
Relay Therapeutics, Inc.*	2,118	35,476
Replimune Group, Inc.*	3,666	64,082
ResMed, Inc.	278	58,277
REVOLUTION Medicines, Inc.*	2,703	52,681
Royalty Pharma Plc - Class A	1,476	62,051
Rubius Therapeutics, Inc.*	10,827	9,211
Sage Therapeutics, Inc.*	1,847	59,658
Sana Biotechnology, Inc.*	7,788	50,077
Seagen, Inc.*	435	76,969
Seer, Inc.*	5,681	50,845
Select Medical Holdings Corp.	2,641	62,380
Shattuck Labs, Inc.*	9,648	39,171
SI-BONE, Inc.*	3,088	40,762
Silk Road Medical, Inc.*	1,496	54,439
Silverback Therapeutics, Inc.*	14,345	60,823
Simulations Plus, Inc.	1,278	63,044
Sorrento Therapeutics, Inc.*	11,578	23,272
Stoke Therapeutics, Inc.*	3,201	42,285
Supernus Pharmaceuticals, Inc.*	2,093	60,530
Tabula Rasa HealthCare, Inc.*	6,377	16,389
TG Therapeutics, Inc.*	7,356	31,263
TransMedics Group, Inc.*	2,773	87,211
Treace Medical Concepts, Inc.*	3,273	46,935
Twist Bioscience Corp.*	1,529	53,454
Ultragenyx Pharmaceutical, Inc.*	762	45,461
United Therapeutics Corp.*	339	79,882
UnitedHealth Group, Inc.	122	62,663
Universal Health Services, Inc. - Class B	431	43,406
Vanda Pharmaceuticals, Inc.*	5,731	62,468
Vaxart, Inc.*	13,971	48,898
Vaxcyte, Inc.*	2,654	57,751
Veeva Systems, Inc. - Class A*	340	67,334
Veracyte, Inc.*	2,696	53,650
ViewRay, Inc.*	14,766	39,130
Vir Biotechnology, Inc.*	2,721	69,304
Xencor, Inc.*	2,439	66,755
Y-mAbs Therapeutics, Inc.*	5,078	76,830
Zentalis Pharmaceuticals, Inc.*	2,459	69,098
Zynex, Inc.	9,131	72,865
Total Health Care		8,225,063

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Industrials ― 5.4%
AAON, Inc.	1,252	$68,560
Air Lease Corp.	1,503	50,245
Ameresco, Inc. - Class A*	1,141	51,984
API Group Corp.*	3,298	49,371
Axon Enterprise, Inc.*	528	49,194
Blink Charging Co.*	2,695	44,548
Bloom Energy Corp. - Class A*	2,900	47,850
Cimpress Plc*	1,077	41,895
Clean Harbors, Inc.*	604	52,953
Construction Partners, Inc. - Class A*	2,339	48,979
Copart, Inc.*	557	60,524
CoStar Group, Inc.*	1,053	63,612
Desktop Metal, Inc. - Class A*	11,379	25,034
FedEx Corp.	316	71,640
Forward Air Corp.	717	65,935
GEO Group Inc/The*	9,602	63,373
Hyliion Holdings Corp.*	13,365	43,035
Insperity, Inc.	647	64,590
Lyft, Inc. - Class A*	1,832	24,329
MasTec, Inc.*	816	58,475
PGT Innovations, Inc.*	3,781	62,916
Plug Power, Inc.*	2,526	41,856
Sunrun, Inc.*	2,619	61,180
TransDigm Group, Inc.*	102	54,740
TriNet Group, Inc.*	678	52,626
TuSimple Holdings, Inc. - Class A*	5,818	42,064
Vicor Corp.*	1,078	58,999
Total Industrials		1,420,507

Information Technology ― 23.8%
3D Systems Corp.*	4,521	43,854
908 Devices, Inc.*	3,419	70,397
Adobe, Inc.*	155	56,739
Aeva Technologies, Inc.*	12,356	38,674
Akamai Technologies, Inc.*	547	49,958
Alarm.com Holdings, Inc.*	1,101	68,108
Alkami Technology, Inc.*	5,421	75,298
Altair Engineering, Inc. - Class A*	1,126	59,115
Alteryx, Inc. - Class A*	904	43,772
Ambarella, Inc.*	721	47,197
Appfolio, Inc. - Class A*	576	52,209
Appian Corp.*	1,195	56,595
Arista Networks, Inc.*	514	48,182
Asana, Inc. - Class A*	1,938	34,070
Atlassian Corp Plc - Class A*	245	45,913
Avalara, Inc.*	712	50,267
Bentley Systems, Inc. - Class B	1,543	51,382
Bill.com Holdings, Inc.*	332	36,500
Blackline, Inc.*	936	62,338
Box, Inc. - Class A*	2,112	53,096
C3.ai, Inc. - Class A*	3,306	60,368
Cadence Design Systems, Inc.*	435	65,263
Calix, Inc.*	1,683	57,458

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Information Technology ― 23.8% (Continued)
CEVA, Inc.*	1,866	$62,623
Ciena Corp.*	1,166	53,286
Cloudflare, Inc. - Class A*	571	24,981
CMC Materials, Inc.	369	64,387
Corsair Gaming, Inc.*	3,325	43,657
Crowdstrike Holdings, Inc. - Class A*	277	46,691
Datadog, Inc. - Class A*	479	45,620
Dell Technologies, Inc. - Class C	1,387	64,093
Dropbox, Inc. - Class A*	2,822	59,234
Dynatrace, Inc.*	1,554	61,290
Elastic NV*	723	48,925
Envestnet, Inc.*	784	41,372
EPAM Systems, Inc.*	224	66,031
Euronet Worldwide, Inc.*	490	49,289
Evo Payments, Inc. - Class A*	2,812	66,138
ExlService Holdings, Inc.*	447	65,857
Fabrinet*	682	55,310
Fastly, Inc. - Class A*	3,448	40,031
First Solar, Inc.*	833	56,752
FleetCor Technologies, Inc.*	252	52,948
Fortinet, Inc.*	980	55,448
Globant SA*	279	48,546
Guidewire Software, Inc.*	714	50,687
HubSpot, Inc.*	146	43,895
Impinj, Inc.*	1,280	75,098
Insight Enterprises, Inc.*	647	55,823
Intuit, Inc.	140	53,962
JFrog Ltd.*	2,568	54,108
Juniper Networks, Inc.	1,853	52,810
LivePerson, Inc.*	2,581	36,495
Manhattan Associates, Inc.*	477	54,664
MaxLinear, Inc.*	1,443	49,033
MicroStrategy, Inc. - Class A*	145	23,824
Momentive Global, Inc.*	3,617	31,830
Monolithic Power Systems, Inc.	159	61,062
nCino, Inc.*	1,595	49,317
NETGEAR, Inc.*	2,887	53,467
NetScout Systems, Inc.*	1,959	66,312
New Relic, Inc.*	906	45,345
nLight, Inc.*	4,337	44,324
NVIDIA Corp.	306	46,387
Okta, Inc.*	453	40,951
ON24, Inc.*	4,801	45,561
Oracle Corp.	819	57,224
OSI Systems, Inc.*	806	68,865
PagerDuty, Inc.*	1,996	49,461
Palantir Technologies, Inc. - Class A*	5,242	47,545
Palo Alto Networks, Inc.*	104	51,370
Paycom Software, Inc.*	204	57,144
Paylocity Holding Corp.*	325	56,687
PC Connection, Inc.	1,235	54,402
PDF Solutions, Inc.*	2,782	59,841
Pegasystems, Inc.	874	41,812
Photronics, Inc.*	4,163	81,095
Ping Identity Holding Corp.*	2,202	39,944

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Information Technology ― 23.8% (Continued)
Power Integrations, Inc.	798	$59,858
PROS Holdings, Inc.*	2,163	56,735
Pure Storage, Inc. - Class A*	2,119	54,479
Q2 Holdings, Inc.*	1,160	44,741
Rapid7, Inc.*	577	38,544
Repay Holdings Corp.*	4,393	56,450
RingCentral, Inc. - Class A*	611	31,931
Sailpoint Technologies Holdings, Inc.*	1,015	63,620
salesforce.com, Inc.*	344	56,774
Sanmina Corp.*	1,661	67,653
ServiceNow, Inc.*	128	60,867
Shift4 Payments, Inc. - Class A*	1,079	35,672
Silicon Laboratories, Inc.*	491	68,848
SiTime Corp.*	352	57,387
Smartsheet, Inc. - Class A*	1,246	39,162
Snowflake, Inc. - Class A*	328	45,612
Sprout Social, Inc. - Class A*	902	52,379
Block, Inc.*	537	33,004
SS&C Technologies Holdings, Inc.	916	53,192
StoneCo Ltd. - Class A*	6,389	49,195
Sumo Logic, Inc.*	6,107	45,741
Super Micro Computer, Inc.*	1,783	71,944
Switch, Inc. - Class A	2,113	70,786
Synopsys, Inc.*	221	67,118
Trade Desk, Inc./The - Class A*	1,024	42,895
TTEC Holdings, Inc.	807	54,787
Twilio, Inc. - Class A*	475	39,810
Ubiquiti, Inc.	225	55,847
Unity Software, Inc.*	730	26,879
Universal Display Corp.	446	45,108
Upland Software, Inc.*	4,034	58,574
Varonis Systems, Inc.*	1,312	38,468
Verint Systems, Inc.*	1,228	52,006
VeriSign, Inc.*	302	50,534
ViaSat, Inc.*	1,405	43,035
Vonage Holdings Corp.*	3,229	60,834
Wix.com Ltd.*	726	47,589
Workday, Inc. - Class A*	290	40,478
Workiva, Inc.*	600	39,594
Zendesk, Inc.*	520	38,516
Zoom Video Communications, Inc. - Class A*	590	63,702
Zscaler, Inc.*	282	42,162
Zuora, Inc. - Class A*	4,791	42,879
Total Information Technology		6,264,996

Materials ― 0.9%
Element Solutions, Inc.	3,187	56,729
MP Materials Corp.*	1,327	42,570
PureCycle Technologies, Inc.*	7,623	56,563

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value
Materials ― 0.9% (Continued)
Ranpak Holdings Corp.*	3,759	$26,313
Steel Dynamics, Inc.	737	48,752
Zymergen, Inc.*	12,829	15,780
Total Materials		246,707

Utilities ― 0.2%
Sunnova Energy International, Inc.*	3,361	61,943
Total Utilities		61,943

Real Estate Investment Trusts (REITs) ― 8.1%
Acadia Realty Trust	3,072	47,985
Agree Realty Corp.	931	67,153
Alexandria Real Estate Equities, Inc.	332	48,150
American Campus Communities, Inc.	1,123	72,400
Apple Hospitality REIT, Inc.	3,684	54,044
Armada Hoffler Properties, Inc.	4,575	58,743
Brandywine Realty Trust	5,114	49,299
Camden Property Trust	395	53,120
Community Healthcare Trust, Inc.	1,566	56,705
DiamondRock Hospitality Co.*	6,491	53,291
EPR Properties	1,218	57,161
Equity Residential	720	51,998
Essex Property Trust, Inc.	188	49,164
eXp World Holdings, Inc.	3,984	46,892
Extra Space Storage, Inc.	306	52,057
First Industrial Realty Trust, Inc.	1,057	50,186
Gladstone Commercial Corp.	2,904	54,711
Gladstone Land Corp.	1,637	36,276
Hudson Pacific Properties, Inc.	2,554	37,901
Innovative Industrial Properties, Inc.	384	42,190
Invitation Homes, Inc.	1,552	55,220
iStar, Inc.	3,267	44,791
Kilroy Realty Corp.	875	45,789
Kimco Realty Corp.	2,591	51,224
Macerich Co/The	4,572	39,822
Marcus & Millichap, Inc.	1,234	45,646
Medical Properties Trust, Inc.	3,218	49,139
National Health Investors, Inc.	1,167	70,732
National Storage Affiliates Trust	1,031	51,622
Pebblebrook Hotel Trust	2,695	44,656
Rexford Industrial Realty, Inc.	855	49,239
RLJ Lodging Trust	4,611	50,859
SBA Communications Corp.	183	58,569
SL Green Realty Corp.	871	40,197
STAG Industrial, Inc.	1,631	50,365
STORE Capital Corp.	2,187	57,037
Terreno Realty Corp.	880	49,042
The Necessity Retail REIT, Inc.	8,411	61,232
UMH Properties, Inc.	2,703	47,735
Vornado Realty Trust	1,572	44,944
Zillow Group, Inc. - Class A*	1,396	44,407
Zillow Group, Inc. - Class C*	1,345	42,704
Total Real Estate Investment Trusts (REITs)		2,134,397
Total Common Stocks (Cost ― $34,248,309)		26,484,723

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security	Shares	Value

Short-Term Investment ― 0.0%
First American Government Obligations Fund - Class X - 1.29% (a)	526	$526
Total Short Term Investment (Cost ― $526)		526

Total Investments ― 100.4% (Cost ― $34,248,835)		26,485,249
Other Assets in Excess of Liabilities ― (0.4%)		(107,806)
Total Net Assets ― 100.0%		26,377,443

* Non-income producing security.
(a) The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.  ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$26,484,723	$-	$-	$26,484,723
Short-Term Investment	526	-	-	526
Total	$26,485,249	$-	$-	$26,485,249

See the Schedule of Investments for further detail of investment classifications.